Revenue - Summary of Disaggregates Revenue (Detail) - LGM ENTERPRISES, LLC [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 239,397	$ 237,629	$ 320,042	$ 208,277	$ 121,039
Transferred at Point in Time [Member] | Flights [Member]
Disaggregation of Revenue [Line Items]
Revenue	230,146	233,812	314,039	206,275	120,781
Transferred over Time [Member] | Memberships [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,138	2,929	3,939	1,897	$ 258
Transferred over Time [Member] | MRO [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,032	810	1,556	$ 105
Transferred over Time [Member] | Fractional ownership purchase price [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 2,081	$ 78	$ 508